Pension and other post-retirement benefits - Defined benefit plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial loss (gain) arising from:
Administration	$ 141,552	$ 163,095
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,670	1,544
Interest income or cost	(1,409)	(1,490)
Return on assets excluding interest income	292	2
Pension plans [member] | Plan assets [member]
Disclosure of benefit plans [line items]
Fair value of plan assets, beginning of year	8,061	8,652
Interest income or cost	259	320
Return on assets excluding interest income	(292)	(2)
Employer contributions	61	0
Actuarial loss (gain) arising from:
Benefits paid	(910)	(907)
Administration	(2)	(2)
Fair value of plan assets, end of year	7,177	8,061
Pension plans [member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	55,972	54,930
Current service cost	1,670	1,544
Interest income or cost	1,668	1,810
Actuarial loss (gain) arising from:
- demographic assumptions	0	0
- financial assumptions	(3,776)	3,840
- experience adjustment	56	2,403
Past service cost	0	0
Benefits paid	(2,028)	(9,095)
Foreign exchange	709	540
Defined benefit obligation, end of year	54,271	55,972
Defined benefit liability	(47,094)	(47,911)
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	1,429	1,227
Interest income or cost	(946)	(945)
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Past service cost	(1,929)	0
Defined benefit liability	(21,161)	(26,893)
Other Benefit Plans [Member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	26,893	23,421
Current service cost	1,429	1,227
Interest income or cost	946	945
Actuarial loss (gain) arising from:
- demographic assumptions	(192)	0
- financial assumptions	(1,887)	2,076
- experience adjustment	(2,919)	50
Past service cost	(1,929)
Benefits paid	(1,180)	(826)
Foreign exchange	0	0
Defined benefit obligation, end of year	$ 21,161	$ 26,893